UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
4/30/17 (Unaudited)

REPURCHASE AGREEMENTS (45.7%)(a)
			Principal amount	Value

Interest in $129,000,000 tri-party repurchase agreement dated 4/28/17 with Bank of Nova Scotia due 5/1/17 - maturity value of $129,008,600 for an effective yield of 0.800% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 4.750% and due dates ranging from 4/15/18 to 11/15/45, valued at $131,588,820)			$129,000,000	$129,000,000

Interest in $150,000,000 joint tri-party repurchase agreement dated 4/28/17 with Barclays Capital, Inc. due 5/1/17 - maturity value of $100,006,667 for an effective yield of 0.800% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 1.750% and due dates ranging from 1/15/23 to 1/15/28, valued at $153,010,261)			100,000,000	100,000,000

Interest in $104,400,000 tri-party term repurchase agreement dated 4/26/17 with Barclays Capital, Inc. due 5/3/17 - maturity value of $104,416,037 for an effective yield of 0.790% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 4.500% and due dates ranging from 2/20/32 to 4/20/47, valued at $106,499,685)			104,400,000	104,400,000

Interest in $24,500,000 tri-party term repurchase agreement dated 4/25/17 with BNP Paribas due 5/25/17 - maturity value of $24,519,192 for an effective yield of 0.940% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.500% to 7.125% and due dates ranging from 12/1/18 to 3/1/43, valued at $25,729,673) (IR)			24,500,000	24,500,000

Interest in $129,995,000 tri-party repurchase agreement dated 4/28/17 with BNP Paribas due 5/1/17 - maturity value of $130,004,100 for an effective yield of 0.840% (collateralized by various mortgage backed securities and U.S. Treasury notes with coupon rates ranging from 1.875% to 7.000% and due dates ranging from 9/30/17 to 5/1/47, valued at $132,604,210)			129,995,000	129,995,000

Interest in $231,000,000 joint tri-party repurchase agreement dated 4/28/17 with Citigroup Global Markets, Inc. due 5/1/17 - maturity value of $77,187,274 for an effective yield of 0.820% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.625% to 1.500% and due dates ranging from 9/30/17 to 8/15/26, valued at $235,620,010)			77,182,000	77,182,000

Interest in $169,000,000 joint tri-party term repurchase agreement dated 4/27/17 with Citigroup Global Markets, Inc. due 5/4/17 - maturity value of $147,172,890 for an effective yield of 0.800% (collateralized by various U.S. Treasury notes and bonds and various mortgage backed securities with coupon rates ranging from 1.750% to 7.625% and due dates ranging from 10/31/18 to 2/15/47, valued at $172,380,031)			147,150,000	147,150,000

Interest in $40,000,000 tri-party repurchase agreement dated 4/28/17 with Goldman, Sachs & Co. due 5/1/17 - maturity value of $40,002,633 for an effective yield of 0.790% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 3.500% and due dates ranging from 12/1/29 to 5/1/43, valued at $40,800,000)			40,000,000	40,000,000

Interest in $120,528,000 tri-party repurchase agreement dated 4/28/17 with Goldman, Sachs & Co. due 5/1/17 - maturity value of $120,535,935 for an effective yield of 0.790% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 3.500% and due dates ranging from 11/1/31 to 12/1/46, valued at $122,938,561)			120,528,000	120,528,000

Interest in $250,000,000 joint tri-party repurchase agreement dated 4/28/17 with HSBC Bank USA, National Association due 5/1/17 - maturity value of $126,008,400 for an effective yield of 0.800% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 5.000% and due dates ranging from 2/1/23 to 6/1/45, valued at $255,002,072)			126,000,000	126,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 4/28/17 with J.P. Morgan Securities, LLC due 5/1/17 - maturity value of $50,003,333 for an effective yield of 0.800% (collateralized by a U.S. Treasury note with a coupon rate of 1.500% and a due date of 12/31/18, valued at $51,004,951)			50,000,000	50,000,000

Interest in $50,000,000 tri-party term repurchase agreement dated 4/25/17 with J.P. Morgan Securities, LLC due 5/2/17 - maturity value of $50,007,583 for an effective yield of 0.780% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 10.000% and due dates ranging from 5/1/17 to 4/1/50, valued at $51,000,660)			50,000,000	50,000,000

Interest in $408,428,000 joint tri-party repurchase agreement dated 4/28/17 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 5/1/17 - maturity value of $126,008,400 for an effective yield of 0.800% (collateralized by various mortgage backed securities with coupon rates ranging from 2.083% to 4.500% and due dates ranging from 11/1/26 to 4/1/47, valued at $416,596,561)			126,000,000	126,000,000

Interest in $100,000,000 tri-party term repurchase agreement dated 4/25/17 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 5/2/17 - maturity value of $100,015,167 for an effective yield of 0.780% (collateralized by a mortgage backed security with a coupon rate of 4.000% and a due date of 8/20/45, valued at $102,000,001)			100,000,000	100,000,000

Interest in $275,000,000 joint tri-party repurchase agreement dated 4/28/17 with RBC Capital Markets, LLC due 5/1/17 - maturity value of $130,531,702 for an effective yield of 0.800% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 5.500% and due dates ranging from 7/1/22 to 4/1/47, valued at $280,518,700)			130,523,000	130,523,000

Total repurchase agreements (cost $1,455,278,000)				$1,455,278,000

COMMERCIAL PAPER (25.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

American Honda Finance Corp.	1.003	5/23/17	$8,000,000	$7,995,366

American Honda Finance Corp.	1.002	7/19/17	15,000,000	14,968,259

Apple, Inc.	0.882	5/1/17	25,000,000	24,998,446

Australia & New Zealand Banking Group, Ltd (Australia)	1.033	7/21/17	15,000,000	14,964,790

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	1.033	6/23/17	10,000,000	9,985,284

Berkshire Hathaway Energy Co.	1.151	5/10/17	14,000,000	13,994,684

BMW US Capital, LLC	0.861	5/9/17	11,000,000	10,997,160

BPCE SA (France)	1.063	5/8/17	26,000,000	25,993,219

Coca-Cola Co. (The)	0.862	5/11/17	25,000,000	24,992,895

Commonwealth Bank of Australia 144A (Australia)	1.282	8/17/17	10,000,000	10,008,230

Commonwealth Bank of Australia 144A (Australia)	1.166	8/4/17	5,000,000	5,004,065

Danaher Corp.	0.901	5/12/17	14,000,000	13,995,377

Danske Corp. 144A Ser. A (Denmark)	1.195	7/28/17	13,500,000	13,456,627

DnB Bank ASA (Norway)	0.951	5/12/17	5,055,000	5,053,213

DnB Bank ASA (Norway)	0.900	5/8/17	3,326,000	3,325,411

DnB Bank ASA 144A (Norway)	1.269	1/19/18	5,000,000	5,009,445

Dominion Gas Holdings, LLC	1.212	5/2/17	5,000,000	4,999,397

Experian Finance PLC (United Kingdom)	1.141	5/2/17	5,000,000	4,999,397

Experian Finance PLC (United Kingdom)	1.121	5/19/17	6,054,000	6,050,652

Experian Finance PLC (United Kingdom)	1.060	5/5/17	13,000,000	12,998,393

Export Development Canada (Canada)	1.003	8/1/17	30,000,000	29,928,638

Export Development Canada (Canada)	1.003	7/24/17	10,000,000	9,977,960

Export Development Canada (Canada)	0.852	5/26/17	24,000,000	23,984,918

Export Development Canada (Canada)	0.822	5/30/17	26,000,000	25,981,233

HSBC USA, Inc. 144A	1.249	5/3/17	15,000,000	15,001,125

HSBC USA, Inc. 144A	1.156	10/6/17	10,000,000	10,001,540

Medtronic Global Holdings SCA (Luxembourg)	1.121	5/5/17	14,000,000	13,997,033

Microsoft Corp.	0.821	6/6/17	29,000,000	28,973,329

Mizuho Bank, Ltd./NY	1.002	5/23/17	11,000,000	10,993,110

National Australia Bank, Ltd. 144A (Australia)	1.273	12/12/17	18,000,000	18,029,754

Nationwide Building Society 144A (United Kingdom)	1.154	8/2/17	13,500,000	13,456,728

Nestle Finance International, Ltd. (Switzerland)	0.881	6/5/17	27,202,000	27,178,369

Nestle Finance International, Ltd. (Switzerland)	0.850	5/15/17	13,000,000	12,995,120

Nordea Bank AB (Sweden)	0.877	5/2/17	25,000,000	24,997,442

NRW Bank (Germany)	1.103	7/6/17	14,000,000	13,971,825

Procter & Gamble Co. (The)	0.831	6/5/17	30,000,000	29,974,093

Prudential PLC (United Kingdom)	0.850	5/8/17	20,000,000	19,996,728

Rabobank Nederland NV/New York, NY (Netherlands)	1.208	8/7/17	15,000,000	14,954,760

Roche Holdings, Inc. (Switzerland)	0.871	5/17/17	3,000,000	2,998,694

Roche Holdings, Inc. (Switzerland)	0.866	6/6/17	25,000,000	24,976,844

Siemens Capital Co., LLC	0.820	5/23/17	15,000,000	14,991,323

Simon Property Group LP	1.012	6/5/17	8,800,000	8,791,798

Simon Property Group LP	0.982	5/22/17	4,000,000	3,997,701

Simon Property Group LP	0.922	5/1/17	11,950,000	11,949,169

Swedbank AB (Sweden)	1.177	7/28/17	25,000,000	24,935,985

Toronto-Dominion Holdings USA, Inc. (Canada)	1.133	6/23/17	5,000,000	4,992,277

Total Capital Canada, Ltd. (Canada)	1.033	7/18/17	20,000,000	19,956,080

Total Capital Canada, Ltd. (Canada)	0.871	5/12/17	10,000,000	9,996,621

Toyota Motor Credit Corp.	0.955	6/5/17	28,000,000	28,010,024

UnitedHealth Group, Inc.	1.202	6/26/17	14,000,000	13,973,201

UnitedHealth Group, Inc.	1.000	5/1/17	14,000,000	13,999,901

Wal-Mart Stores, Inc.	0.820	5/10/17	13,700,000	13,696,411

Wal-Mart Stores, Inc.	0.810	5/1/17	11,900,000	11,899,232

Westpac Banking Corp. 144A (Australia)	1.167	3/2/18	11,000,000	11,008,404

Total commercial paper (cost $798,297,652)				$798,357,680

ASSET-BACKED COMMERCIAL PAPER (9.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization, Ltd. (Cayman Islands)	1.224	7/3/17	$10,000,000	$9,980,237

Alpine Securitization, Ltd. 144A (Cayman Islands)	1.131	6/6/17	14,750,000	14,733,846

Bedford Row Funding Corp. 144A	1.459	5/15/17	10,000,000	10,002,490

CAFCO, LLC	1.184	6/26/17	11,500,000	11,482,698

Chariot Funding, LLC	0.881	5/5/17	25,000,000	24,995,625

CHARTA, LLC	1.124	7/5/17	8,000,000	7,983,317

CHARTA, LLC	1.001	5/2/17	5,000,000	4,999,493

CRC Funding, LLC	1.154	6/13/17	10,690,000	10,675,972

CRC Funding, LLC	0.951	5/24/17	2,300,000	2,298,385

CRC Funding, LLC	0.920	5/9/17	6,590,000	6,588,168

CRC Funding, LLC	0.901	5/23/17	7,000,000	6,995,819

Fairway Finance Co., LLC 144A (Canada)	1.123	8/2/17	15,000,000	14,953,440

Gotham Funding Corp. (Japan)	1.204	6/27/17	4,000,000	3,992,933

Gotham Funding Corp. (Japan)	1.051	5/25/17	11,000,000	10,991,940

Liberty Street Funding, LLC (Canada)	1.245	8/2/17	14,000,000	13,956,544

Liberty Street Funding, LLC (Canada)	1.021	5/30/17	15,000,000	14,986,734

Manhattan Asset Funding Co., LLC (Japan)	1.001	5/17/17	9,000,000	8,995,535

Manhattan Asset Funding Co., LLC (Japan)	1.001	5/10/17	19,000,000	18,994,224

MetLife Short Term Funding, LLC	1.104	6/28/17	12,330,000	12,308,418

MetLife Short Term Funding, LLC	0.962	7/10/17	5,000,000	4,989,562

MetLife Short Term Funding, LLC 144A	0.751	5/1/17	12,000,000	11,999,140

Old Line Funding, LLC	1.225	8/17/17	14,000,000	13,948,243

Old Line Funding, LLC 144A	1.225	8/15/17	14,700,000	14,646,857

Regency Markets No. 1, LLC	0.981	5/12/17	15,000,000	14,994,645

Thunder Bay Funding, LLC	0.901	5/22/17	5,000,000	4,997,165

Thunder Bay Funding, LLC 144A	1.062	7/6/17	26,000,000	25,945,832

Victory Receivables Corp. (Japan)	1.052	6/19/17	15,000,000	14,973,112

Total asset-backed commercial paper (cost $316,423,540)				$316,410,374

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Home Loan Banks unsec. discount notes	0.827	7/12/17	$25,000,000	$24,958,000

Federal Home Loan Banks unsec. discount notes	0.761	5/17/17	30,000,000	29,990,130

Federal Home Loan Banks unsec. discount notes	0.760	5/19/17	7,000,000	6,997,410

Federal Home Loan Banks unsec. discount notes	0.760	5/12/17	18,250,000	18,245,876

Federal Home Loan Banks unsec. discount notes	0.750	5/26/17	46,150,000	46,129,163

Federal Home Loan Banks unsec. discount notes	0.750	5/10/17	28,601,000	28,595,709

Federal Home Loan Mortgage Corporation unsec. discount notes	0.728	5/19/17	25,000,000	24,990,750

Federal National Mortgage Association unsec. discount notes	0.751	5/17/17	28,571,000	28,561,600

Total U.S. government agency obligations (cost $208,465,709)				$208,468,638

CERTIFICATES OF DEPOSIT (5.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America, NA FRN	1.329	5/2/17	$15,000,000	$15,000,000

Bank of America, NA FRN	1.011	9/5/17	12,000,000	11,999,592

Bank of Montreal/Chicago, IL FRN (Canada)	1.386	7/6/17	3,500,000	3,502,398

Bank of Montreal/Chicago, IL FRN (Canada)	1.124	10/17/17	11,750,000	11,757,038

Canadian Imperial Bank of Commerce/New York, NY FRN	1.485	2/2/18	6,200,000	6,214,285

Canadian Imperial Bank of Commerce/New York, NY FRN	1.313	3/20/18	12,000,000	12,007,644

Citibank, NA	1.260	8/24/17	7,000,000	7,003,417

Citibank, NA	1.070	6/7/17	17,000,000	17,003,747

DnB Bank ASA/New York (Norway)	0.880	5/4/17	15,000,000	15,000,206

National Australia Bank, Ltd./NY FRN (Australia)	1.529	6/8/17	8,000,000	8,005,048

Royal Bank of Canada/New York, NY FRN (Canada)	1.555	10/13/17	5,000,000	5,009,395

Royal Bank of Canada/New York, NY FRN (Canada)	1.406	12/8/17	7,300,000	7,311,476

Skandinaviska Enskilda Banken AB/New York, NY	1.020	5/26/17	2,760,000	2,760,745

Toronto-Dominion Bank/NY FRN (Canada)	1.435	11/1/17	8,000,000	8,011,336

Toronto-Dominion Bank/NY FRN (Canada)	1.313	3/20/18	12,000,000	12,006,348

Wells Fargo Bank, NA FRN	1.387	11/16/17	25,000,000	25,046,300

Westpac Banking Corp./NY (Australia)	1.150	7/14/17	8,800,000	8,804,005

Total certificates of deposit (cost $176,313,313)				$176,442,980

TIME DEPOSITS (5.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.920	5/1/17	$30,500,000	$30,500,000

BNP Paribas/Cayman Islands (France)	0.820	5/1/17	30,500,000	30,500,000

Credit Agricole Corporate and Investment Bank/New York (France)	0.830	5/1/17	15,000,000	15,000,000

ING Bank NV (Netherlands)	0.940	5/2/17	31,000,000	31,000,000

National Australia Bank/Cayman Islands (Cayman Islands)	0.800	5/1/17	30,500,000	30,500,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.800	5/1/17	30,500,000	30,500,000

Total time deposits (cost $168,000,000)				$168,000,000

U.S. TREASURY OBLIGATIONS (2.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.710	5/4/17	$35,000,000	$34,998,145

U.S. Treasury Bills	0.571	5/11/17	30,000,000	29,994,480

Total U.S. treasury obligations (cost $64,993,279)				$64,992,625

TOTAL INVESTMENTS

Total investments (cost $3,187,771,493)(b)				$3,187,950,297

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,186,436,840.
(b)	The aggregate identified cost on a tax basis is $3,187,771,493, resulting in gross unrealized appreciation and depreciation of $271,627 and $92,823, respectively, or net unrealized appreciation of $178,804.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	60.3%
	France	15.6
	Canada	6.8
	Australia	2.7
	Cayman Islands	2.7
	Sweden	2.5
	Switzerland	2.1
	Japan	1.8
	United Kingdom	1.8
	Netherlands	1.5
	Norway	0.9
	Luxembourg	0.5
	Germany	0.4
	Denmark	0.4

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$316,410,374	$—
Certificates of deposit	—	176,442,980	—
Commercial paper	—	798,357,680	—
Repurchase agreements	—	1,455,278,000	—
Time deposits	—	168,000,000	—
U.S. government agency obligations	—	208,468,638	—
U.S. treasury obligations	—	64,992,625	—

Totals by level	$—	$3,187,950,297	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of Nova Scotia	Barclays Capital, Inc.	BNP Paribas	Citigroup Global Markets, Inc.	Goldman, Sachs & Co.	HSBC Bank USA, National Association	J.P. Morgan Securities, LLC	Merrill Lynch, Pierce, Fenner and Smith, Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements	$129,000,000	$204,400,000	$154,495,000	$224,332,000	$160,528,000	$126,000,000	$100,000,000	$226,000,000	$130,523,000	$1,455,278,000

	Total Assets	$129,000,000	$204,400,000	$154,495,000	$224,332,000	$160,528,000	$126,000,000	$100,000,000	$226,000,000	$130,523,000	$1,455,278,000

	Liabilities:

	Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$129,000,000	$204,400,000	$154,495,000	$224,332,000	$160,528,000	$126,000,000	$100,000,000	$226,000,000	$130,523,000	$1,455,278,000
	Total collateral received (pledged)##†	$129,000,000	$204,400,000	$154,495,000	$224,332,000	$160,528,000	$126,000,000	$100,000,000	$226,000,000	$130,523,000
	Net amount	$—	$—	$—	$—	$—	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 27, 2017